                                               [PIONEER LOGO] PIONEER
                                                              Investments[RegTM]

Pioneer
Strategic Income
Fund

-------------------------
SEMIANNUAL REPORT 3/31/01
-------------------------

Table of Contents
--------------------------------------------------------------------------------

Letter from the President                          1

Portfolio Summary                                  2

Performance Update                                 3

Portfolio Management Discussion                    6

Schedule of Investments                            9

Financial Statements                              16

Notes to Financial Statements                     22

Trustees, Officers and Service Providers          27

Programs and Services for Pioneer Shareowners     28

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
LETTER FROM THE PRESIDENT 3/31/01
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------

I don't think you could find a better argument for a diversified portfolio than the volatile markets we have experienced in the last several months. The turbulence began when the dot-com bubble burst last spring. Then, as higher interest rates began to drain strength from the economy, companies in a wide range of industries issued warnings of declining profits. The result has been a very weak stock market, with high-flying growth and internet-related stocks suffering the most damage. In contrast to these sharp declines, however, less aggressive investments, including many bonds and value stocks, did much better over this painful period.

You can never eliminate risk entirely, but you and your financial advisor can work to mitigate it. The first step is to review your portfolio diversification, and modify it as necessary. You will probably want to continue holding a mix of stocks and bonds. A portfolio containing a variety of investments with varying risk and opportunity characteristics may be the most comfortable course for most investors. It could also be the most successful.

As professional investors, we view market downturns as opportunities to reposition our funds' portfolios and take advantage of lower prices to purchase attractive securities. For more than 70 years, that strategy has helped Pioneer fund managers and shareowners reach their financial goals. You may want to put your own investment portfolio through the same process: Look past the bad news and try to bring your portfolio in line with current conditions and your own needs.

Sincerely,

/s/ David Tripple

David Tripple
President
Pioneer Investment Management, Inc.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 3/31/01
--------------------------------------------------------------------------------

P o r t f o l i o   D i v e r s i f i c a t i o n
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[START PIE CHART]

Corporate Bonds                     55%
Convertible Corpoate Bonds          14%
Foreign Government Bonds            11%
U.S. Government Agency Obligations   8%
U.S. Treasury Obligations            6%
Asset-Backed Securities              4%
Supranational Bonds                  2%

[END PIE CHART]

P o r t f o l i o   Q u a l i t y
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[START PIE CHART]

Below BBB          58.8%
Cash Equivalents    0.8%
Treasury/Agency    14.0%
AAA                 8.3%
AA                  3.7%
A                   5.4%
BBB                 9.0%

[END PIE CHART]

1 0   L a r g e s t   H o l d i n g s
--------------------------------------------------------------------------------
(As a percentage of total debt holdings)

  1. Government of France, 3.0%, 7/25/09            6.07%
  2. U.S. Treasury Notes, 7.875%, 2/15/21           4.38
  3. Nykredit, 8.0%, 10/1/32                        2.01
  4. SBA Communications Systems, 12.0%, 3/1/08      1.60
  5. International Finance Corp., 6.75%, 7/15/09    1.57
  6. EOTT Energy Partners L.P., 11.0%, 10/1/09      1.48
  7. Wesco Distribution Inc., 9.125%, 6/1/08        1.48
  8. Scott's Corp., 8.625%, 1/15/09                 1.48
  9. Republic of Brazil-C Bonds, 8.0%, 4/15/14      1.47
 10. Parker Drilling Co., 9.75%, 11/15/06           1.45

Fund holdings will vary for other periods.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/01                             CLASS A SHARES
--------------------------------------------------------------------------------

S h a r e   P r i c e s   a n d   D i s t r i b u t i o n s
--------------------------------------------------------------------------------

 Net Asset Value
 per Share                  3/31/01         9/30/00
                            $ 9.18          $ 9.12

 Distributions per Share    Income          Short-Term          Long-Term
 (9/30/00 - 3/31/01)        Dividends       Capital Gains       Capital Gains
                            $ 0.364             -                     -

I n v e s t m e n t   R e t u r n s
--------------------------------------------------------------------------------

The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Strategic Income Fund at public offering price, compared to the growth of the Lehman Brothers Aggregate Bond Index.

   Average Annual Total Returns
   (As of March 31, 2001)

                 Net Asset     Public Offering
     Period        Value           Price*
  Life-of-Fund     3.31%            0.91%
  (4/15/99)
  1 Year           7.49%            2.62%

[START MOUNTAIN CHART]

               Growth of $10,000+

                     Pioneer Strategic      Lehman Brothers
                       Income Fund*       Aggregate Bond Index
4/30/1999                $ 9,550                $10,000
                           9,390                  9,912
                           9,404                  9,880
                           9,339                  9,838
                           9,274                  9,833
9/30/1999                  9,314                  9,947
                           9,335                  9,984
                           9,362                  9,983
                           9,414                  9,935
                           9,336                  9,902
                           9,399                 10,022
3/31/2000                  9,432                 10,154
                           9,375                 10,125
                           9,310                 10,120
                           9,548                 10,330
                           9,645                 10,424
                           9,731                 10,575
9/30/2000                  9,680                 10,642
                           9,585                 10,712
                           9,553                 10,888
                           9,896                 11,090
                          10,244                 11,272
                          10,236                 11,370
3/31/2001                 10,139                 11,427

[END MOUNTAIN CHART]

* Reflects deduction of the maximum 4.5% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

+ Index comparison begins April 30, 1999. The Lehman Brothers Aggregate Bond
  Index is a market value-weighted measure of Treasury and agency issues, corporate bond issues and mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

  Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/01                             CLASS B SHARES
--------------------------------------------------------------------------------

S h a r e   P r i c e s   a n d   D i s t r i b u t i o n s
--------------------------------------------------------------------------------

 Net Asset Value
 per Share                  3/31/01         9/30/00
                            $ 9.15          $ 9.11

 Distributions per Share    Income          Short-Term          Long-Term
 (9/30/00 - 3/31/01)        Dividends       Capital Gains       Capital Gains
                            $ 0.354             -                     -

I n v e s t m e n t   R e t u r n s
--------------------------------------------------------------------------------

The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Strategic Income Fund, compared to the growth of the Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of March 31, 2001)

                   If         If
  Period          Held      Redeemed*
  Life-of-Fund    2.68%      0.84%
  (4/15/99)
  1 Year          6.71%      2.76%

* Reflects deduction of the maximum applicable contingent deferred sales charge
  (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.

[START MOUNTAIN CHART]
                               Growth of $10,000+

                    Pioneer Strategic             Lehman Brothers
                      Income Fund*             Aggregate Bond Index
4/30/1999               $10,000                      $10,000
                          9,816                        9,912
                          9,837                        9,880
                          9,765                        9,838
                          9,703                        9,833
9/30/1999                 9,741                        9,947
                          9,753                        9,984
                          9,769                        9,983
                          9,811                        9,935
                          9,737                        9,902
                          9,789                       10,022
3/31/2000                 9,821                       10,154
                          9,757                       10,125
                          9,676                       10,120
                          9,920                       10,330
                         10,018                       10,424
                         10,094                       10,575
9/30/2000                10,038                       10,642
                          9,938                       10,712
                          9,891                       10,888
                         10,245                       11,090
                         10,604                       11,272
                         10,593                       11,370
3/31/2001                10,115                       11,427

[END MOUNTAIN CHART]

+ Index comparison begins April 30, 1999. The Lehman Brothers Aggregate Bond
  Index is a market value-weighted measure of Treasury and agency issues, corporate bond issues and mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

  Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/01                             CLASS C SHARES
--------------------------------------------------------------------------------

S h a r e   P r i c e s   a n d   D i s t r i b u t i o n s
--------------------------------------------------------------------------------

 Net Asset Value
 per Share                  3/31/01         9/30/00
                            $ 9.11          $ 9.06

 Distributions per Share    Income          Short-Term          Long-Term
 (9/30/00 - 3/31/01)        Dividends       Capital Gains       Capital Gains
                            $ 0.340             -                     -

I n v e s t m e n t   R e t u r n s
--------------------------------------------------------------------------------

The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Strategic Income Fund, compared to the growth of the Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
As of March 31, 2001)

                   If          If
  Period          Held      Redeemed*
  Life-of-Fund    2.58%       2.58%
  (4/15/99)
  1 Year          6.46%       6.46%

* Assumes reinvestment of distributions. A 1% contingent deferred sales charge
  (CDSC) applies to redemptions made within one year of purchase.

[START MOUNTAIN CHART]
                               Growth of $10,000+

                     Pioneer Strategic           Lehman Brothers
                       Income Fund*           Aggregate Bond Index
4/30/1999                $10,000                    $10,000
                           9,862                      9,912
                           9,873                      9,880
                           9,800                      9,838
                           9,727                      9,833
9/30/1999                  9,766                      9,947
                           9,788                      9,984
                           9,804                      9,983
                           9,846                      9,935
                           9,762                      9,902
                           9,814                     10,022
3/31/2000                  9,845                     10,154
                           9,770                     10,125
                           9,686                     10,120
                           9,929                     10,330
                          10,014                     10,424
                          10,089                     10,575
9/30/2000                 10,041                     10,642
                           9,927                     10,712
                           9,889                     10,888
                          10,242                     11,090
                          10,600                     11,272
                          10,587                     11,370
3/31/2001                 10,481                     11,427

[END MOUNTAIN CHART]

+ Index comparison begins April 30, 1999. The Lehman Brothers Aggregate Bond
  Index is a market value-weighted measure of Treasury and agency issues, corporate bond issues and mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

  Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/01
--------------------------------------------------------------------------------

Declining interest rates tended to support the performance of most investment-grade fixed income securities during the six-month period ended March 31, 2001. However, fears about the effects of a slowing economy raised credit quality concerns, causing many corporate bonds, especially high-yield bonds, to lose value during the period. The following is an interview with Kenneth J. Taubes, head of the portfolio management team for Pioneer Strategic Income Fund. Mr. Taubes discusses the events and factors that influenced your Fund's performance over the six-month period.

Q: How did the Fund perform, Ken?

A: The Fund performed well, while reflecting the mixed results of investing in both higher quality and lower quality securities. Relative to its competitors, the Fund had excellent performance on a total return basis and provided very attractive current income. For the six-months ended March 31, 2001, Class A shares had a total return of 4.75%, while Class B shares returned 4.39% and Class C shares had a return of 4.38%, all at net asset value. In contrast, the Lehman Brothers Aggregate Bond Index, which is more heavily influenced by the performance of investment-grade securities, returned 7.37%, while the average return of 177 multi-sector income funds tracked by Lipper Inc. was 1.44%. (Lipper is an independent firm that tracks mutual fund performance.) Reflecting the income provided by the Fund, the SEC 30-day yield on March 31, 2001 was 8.57% on Class A shares. The Fund's investments were consistent with our long-term strategy to take advantage of opportunities throughout the fixed-income market. We believe in having a well diversified portfolio, with allocations to domestic investment-grade and high-yield bonds, high-quality foreign bonds, and higher-yielding emerging market debt. This multi-sector approach gives the Fund the potential to provide attractive income from higher yielding bonds and yet offer price protection from the higher quality bonds during difficult periods.

Q: What factors affected performance?

A: The Fund's best-performing sectors included high-grade U.S. bonds and emerging-market debt, while U.S.-based corporate bonds, especially high-

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   yield securities, lagged. High-grade bonds benefited from declining interest rates and rising prices. Five-year U.S. Treasuries, for example, gained about 5% in price during the six months, reflecting investors' preference for high quality securities in the face of evidence of a slowing economy. In contrast, the slowing economy undermined the performance of U.S. corporate bonds, which suffered from fears of heightened credit risk. High-yield bonds, for example, lost almost 4% of their value during the six months. Not all lower quality securities detracted from returns, however. Emerging-market bonds did well because the economies of many nations, such as Mexico, are heavily influenced by commodity prices, especially oil. Strong energy prices helped those economies.

Q: What were your principal strategies during the period?

A: We searched for the most attractive relative values. We believed price declines of high-yield, domestic bonds in the first part of the six-month period created a buying opportunity. As a result, we increased our high-yield holdings. By March 31, 2001, slightly more than half of net assets were invested in U.S. high-yield securities. Within high yield, we emphasized defensive sectors such as energy and health care, both of which performed relatively well. Our largest focus was in energy, where improving corporate cash flows and earnings tended to support the performance of bonds such as Pogo Producing Co. In health care, the Fund benefited from the performance of both service providers, such as Tenet Healthcare, and equipment companies, such as Beckman Instruments. We heavily underweighted the worst performing part of the market--the bonds of telecommunications companies where we had only several small holdings. Domestic investment-grade securities accounted for another 24.2% of net assets, including 10.8% of investment-grade corporate bonds. International, investment-grade bonds accounted for 16.2% of assets, while 8.2% of assets were invested in emerging market debt.

   We tended to maintain a relatively stable average maturity and duration, emphasizing intermediate-term securities. Effective duration, which reflects a bond's price sensitivity to changes in interest rates, was 4.85 years on March 31, about the same as at the start of the period.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/01                          (continued)
--------------------------------------------------------------------------------

Q: What is your outlook in the fixed-income markets?

A: We are relatively optimistic. Although the domestic economy is slowing, high-yield bond prices already reflect the effects of a major slowdown. Meanwhile, the government appears to be adjusting both monetary and fiscal policy to stimulate the economy. The U.S. Federal Reserve has reduced short-term rates on three separate occasions and is expected to continue to lower rates. The Fed's actions should help reduce the borrowing costs of corporate bond issuers, which would be good for the high-yield market. The growing likelihood of a major tax cut also could help stimulate economic growth. While we have emphasized corporate bonds, we intend to maintain our exposure to higher quality securities to offer defensive protection. We also intend to maintain exposure to high-quality securities denominated in the euro. We think that currency is undervalued and has the potential to start gaining in value against the U.S. dollar. Overall, we believe the Fund is well positioned to benefit from an improved outlook for corporate bonds and from the eventual strengthening of the euro.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/01 (unaudited)
--------------------------------------------------------------------------------

  Principal
  Amount            S&P/Moody's
  USD ($)           Ratings                                                        Value
                                 CONVERTIBLE CORPORATE BONDS - 14.4%
        235,000     NR/B1        Adaptec Inc., 4.75%, 2/1/04                  $  193,351
        100,000     NR/NR        Advanced Energy Industries, Inc., 5.25%,
                                 11/15/06                                         86,945
        200,000     B-/B2        Aspen Techonology, 5.25%, 6/15/05               160,284
        125,000     B-/B2        Benchmark Electric, 6.0%, 8/15/06                93,397
        125,000     BB+/Baa3     Commscope Inc., 4.0%, 12/15/06                   96,031
        350,000     B-/NR        Conexant Systems Inc., 4.0%, 2/1/07             185,794
        175,000     NR/NR        Critical Path Inc., 5.75%, 4/1/05                59,904
        100,000     BBB+/Baa1    EOP Operating LP, 7.25%, 11/15/08 (144A)         99,243
        250,000     B-/B2        General Semiconductor, 5.75%, 12/15/06          212,953
        200,000     NR/B2        Key Energy Group, 5.0%, 9/15/04                 174,552
        225,000     B/B2         Mascotech, Inc., 4.5%, 12/15/03                 171,000
        200,000     BB/B1        Pogo Producing Co., 5.5%, 6/15/06               184,256
        232,000     B+/B2        Quantum Corp., 7.0%, 8/1/04                     193,124
        100,000     NR/NR        Radisys Corp., 5.5%, 8/15/07                     59,625
        240,000     BBB/Baa3     Thermo Electron Corp., 4.25%, 1/1/03
                                 (144A)                                          227,844
        175,000     B/NR         TVX Gold Inc., 5.0%, 3/28/02                    114,625
                                 Total Convertible Corporate Bonds
                                 (Cost $2,443,761)                            $2,312,928
                                                                              ----------
                                 ASSET BACKED SECURITIES - 3.7%
  DKK 1,044,148     AA/Aa2       Nykredit, 6.0%, 10/1/29                      $  119,571
  DKK 1,350,000     AA/Aa2       Nykredit, 7.0%, 10/1/32                         159,449
  DKK 2,700,384     AA/Aa2       Nykredit, 8.0%, 10/1/32                         323,399
                                                                              ----------
                                 Total Asset Backed Securities
                                 (Cost $636,576)                              $  602,419
                                                                              ----------
                                 CORPORATE BONDS - 55.3%
                                 Basic Materials - 5.1%
                                 Chemicals - 3.8%
   EURO 200,000     B+/B2        Huntsman ICI Chemicals LLC, 10.125%,
                                 7/1/09                                       $  179,837
        200,000     BB/Ba3       Lyondell Petrochemical Co., 9.875%,
                                 5/1/07                                          206,000
        250,000     BB/Ba2       Reliance Industries, 10.5%, 8/6/46
                                 (144A)                                          223,078
                                                                              ----------
                                                                              $  608,915

The accompanying notes are an integral part of these financial statements.    9

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/01 (unaudited)                       (continued)
--------------------------------------------------------------------------------

  Principal
  Amount       S&P/Moody's
  USD ($)      Ratings                                                     Value
                            Containers & Packaging (Paper) - 1.1%
    180,000    B/B2         Smurfit Stone Container, 9.75%, 2/1/11
                            (144A)                                      $180,900
                                                                        --------
                            Paper & Forest Products - 0.2%
    225,000    D/Caa3       APP China Group, 14.0%, 3/15/10 (144A)      $ 28,125
                                                                        --------
                            Total Basic Materials                       $817,940
                                                                        --------
                            Capital Goods - 3.6%
                            Electrical Equipment - 2.2%
    200,000    B/B2         Advance Lighting Technology, 8.0%,
                            3/15/08                                     $142,000
    200,000    B+/B1        Hadco Corp., 9.5%, 6/15/08                   203,000
                                                                        --------
                                                                        $345,000
                            Waste Management - 1.4%
    225,000    BB/Ba3       Azurix Corp., 10.75%, 2/15/10               $232,875
                                                                        --------
                            Total Capital Goods                         $577,875
                                                                        --------
                            Communication Services - 5.0%
                            Cellular/Wireless Communications - 1.2%
    200,000    B/B3         Crown Castle International Corp., 9.0%,
                            5/15/11                                     $193,000
                                                                        --------
                            Telecommunications (Long Distance) - 1.6%
    310,000    B-/NR        SBA Communications System, 12.0%,
                            3/1/08                                      $257,300
                                                                        --------
                            Telephone - 2.2%
    200,000    B+/B1        McLeodUSA Inc., 9.25%, 7/15/07              $180,000
    220,000    B+/B2        Williams Communication Group Inc.,
                            10.875%, 10/1/09                             165,000
                                                                        --------
                                                                        $345,000
                                                                        --------
                            Total Communication Services                $795,300
                                                                        --------
                            Consumer Cyclicals - 9.7%
                            Auto Parts & Equipment - 1.3%
    200,000    BB+/Ba1      Lear Corp., 7.96%, 5/15/05                  $201,418
                                                                        --------
                            Building Materials - 2.6%
    225,000    B/B2         NCI Building Systems, Inc., 9.25%,
                            5/1/09                                      $220,500
    200,000    B+/B1        Nortek Inc., 9.125%, 9/1/07                  194,500
                                                                        --------
                                                                        $415,000
                                                                        --------

10    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal
  Amount       S&P/Moody's
  USD ($)      Ratings                                                          Value
                            Hardware & Tools - 1.5%
    235,000    B+/B2        Scott's Corp., 8.625%, 1/15/09                 $  237,350
                                                                           ----------
                            Homebuilding - 1.3%
    220,000    BB+/Ba2      Toll Corp., 8.125%, 2/1/09                     $  213,400
                                                                           ----------
                            Retail (Specialty) - 1.3%
    220,000    B+/B1        Grupo Elektra SA, 12.0%, 4/1/08 (144A)         $  202,950
                                                                           ----------
                            Textiles (Apparel) - 0.9%
    150,000    BBB/Baa2     Jones Apparel Group, Inc., 7.875%,
                            6/15/06                                        $  152,760
                                                                           ----------
                            Publishing (Newspapers) - 0.8%
    150,000    BBB/Baa2     Harcourt General Inc., 7.3%, 8/1/97            $  135,983
                                                                           ----------
                            Total Consumer Cyclicals                       $1,558,861
                                                                           ----------
                            Consumer Staples - 6.0%
                            Broadcasting (Cable/Television/Radio) - 2.0%
    125,000    BB+/Ba1      British Sky Broadcasting, 8.2%, 7/15/09        $  125,119
    210,000    B+/B2        Charter Communications Holdings LLC,
                            8.25%, 4/1/07                                     201,600
                                                                           ----------
                                                                           $  326,719
                                                                           ----------
                            Distributors (Food & Health) - 2.7%
    200,000    B-/B3        Fisher Scientific International Inc., 9.0%,
                            2/1/08                                         $  198,000
    250,000    B/B2         Wesco Distribution Inc., 9.125%, 6/1/08           237,500
                                                                           ----------
                                                                           $  435,500
                                                                           ----------
                            Entertainment - 1.3%
    200,000    B/B3         Premier Parks, Inc., 9.75%, 6/15/07            $  206,500
                                                                           ----------
                            Total Consumer Staples                         $  968,719
                                                                           ----------
                            Energy - 7.4%
                            Oil & Gas (Drilling & Equipment) - 1.4%
    225,000    B+/B1        Parker Drilling Co., 9.75%, 11/15/06           $  233,438
                                                                           ----------
                            Oil & Gas (Refining & Marketing) - 1.1%
    175,000    BB+/Baa3     Pemex Master, 8.5%, 2/15/01 (144A)             $  175,280
                                                                           ----------

The accompanying notes are an integral part of these financial statements.   11

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/01 (unaudited)                       (continued)
--------------------------------------------------------------------------------

  Principal
  Amount           S&P/Moody's
  USD ($)          Ratings                                                        Value
                                Oil & Gas (Production & Exploration) - 4.9%
       220,000     BB/Ba2       EOTT Energy Partners L.P., 11.0%,
                                10/1/09                                      $  238,040
       200,000     B+/B1        HS Resources Inc., 9.25%, 11/15/06              205,000
       200,000     B+/B1        Nuevo Energy Co., 9.5%, 6/1/08                  201,500
       135,000     A-/Baa2      Santa Fe Snyder, 8.05%, 6/15/04                 143,181
                                                                             ----------
                                                                             $  787,721
                                                                             ----------
                                Total Energy                                 $1,196,439
                                                                             ----------
                                Financial - 9.1%
                                Banks (Major Regional) - 2.4%
  EURO 250,000     A-/NR        Bank of Ireland, 7.5%, 12/29/49              $  222,313
  EURO 180,000     A-/A1        HSBC Capital Funding, 8.03%, 12/29/49
                                (144A)                                          171,557
                                                                             ----------
                                                                             $  393,870
                                                                             ----------
                                Banks (Money Center) - 2.0%
       100,000     A/A1         Dresdner Funding Trust, 8.151%,
                                6/30/31 (144A)                               $   99,324
       210,000     NR/A3        Skandinaviska Enskilda Bank, 8.125%,
                                9/6/49 (144A)                                   218,062
                                                                             ----------
                                                                             $  317,386
                                                                             ----------
                                Banks (Regional) - 0.7%
   EURO 25,000     A/A3         Andina de Fomento, 4.75%, 5/6/04
                                (144A)                                       $   21,411
  EURO 100,000     AAA/Aaa      KFW International Finance, Floating rate,
                                8/1/05                                           87,940
                                                                             ----------
                                                                             $  109,351
                                                                             ----------
                                Financial (Diversified) - 4.0%
       235,000     B-/B3        BF Saul Real Estate Investment Trust,
                                9.75%, 4/1/08                                $  216,200
       234,000     BB-/Ba3      Forest City Enterprises, 8.5%, 3/15/08          224,640
       200,000     BBB/Baa3     Mack-Cali Realty Corp., 7.25%, 3/15/09          197,496
                                                                             ----------
                                                                             $  638,336
                                                                             ----------
                                Total Financial                              $1,458,943
                                                                             ----------

12    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal
  Amount       S&P/Moody's
  USD ($)      Ratings                                                      Value
                            Healthcare - 3.4%
                            Healthcare (Hospital Management) - 1.2%
    200,000    BB+/Ba2      Columbia HCA Healthcare Corp., 7.25%,
                              5/20/08                                  $  193,826
                                                                       ----------
                            Healthcare (Medical Products/Supplies) -
                            2.2%
    140,000    BB+/Ba1      Beckman Instruments, Inc., 7.05%,
                               6/1/26                                  $  142,285
    200,000    B/B2         Bio-Rad Laboratories, Inc., 11.625%,
                              2/15/07                                     216,000
                                                                       ----------
                                                                       $  358,285
                                                                       ----------
                            Total Healthcare                           $  552,111
                                                                       ----------
                            Technology - 2.4%
                            Communication (Equipment) - 1.3%
    200,000    B+/B2        L-3 Communication Holdings Corp., 8.5%,
                              5/15/08                                  $  201,000
                                                                       ----------
                            Electronics (Semiconductor) - 1.1%
    185,000    B/B2         Fairchild Semiconductor, 10.375%,
                              10/1/07                                  $  179,450
                                                                       ----------
                            Total Technology                           $  380,450
                                                                       ----------
                            Transportation - 1.4%
                            Airlines - 1.4%
    225,000    BB/Ba2       Northwest Airlines Inc., 8.52%, 4/7/04     $  225,293
                                                                       ----------
                            Total Transportation                       $  225,293
                                                                       ----------
                            Utilities - 2.2%
                            Electric Companies - 1.3%
    200,000    BBB-/Baa3    Great Lakes Power Inc., 8.3%, 3/1/05       $  209,752
                                                                       ----------
                            Power Producers (Independent) - 0.9%
    199,000    BB-/Ba3      AES China Generating Co., 10.125%,
                             12/15/06                                  $  148,255
                                                                       ----------
                            Total Utilities                            $  358,007
                                                                       ----------
                            Total Corporate Bonds
                            (Cost $8,861,343)                          $8,889,938
                                                                       ----------

The accompanying notes are an integral part of these financial statements.   13

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/01 (unaudited)                       (continued)
--------------------------------------------------------------------------------

  Principal
  Amount               S&P/Moody's
  USD ($)              Ratings                                                      Value
                                    U.S. GOVERNMENT AND AGENCY
                                    OBLIGATIONS - 13.6%
  101,321                           Federal Home Loan Mortgage Corp.,
                                    REMIC Series 2043 G, 6.5%, 4/15/28         $  102,123
   33,444                           Federal National Mortgage Association,
                                    6.5%, 4/1/29                                   33,421
  242,955                           Federal National Mortgage Association,
                                    7.5%, 1/1/28 to 6/1/30                        248,800
  260,298                           Federal National Mortgage Association,
                                    7.0%, 5/1/28 to 12/1/30                       263,922
   24,548                           Government National Mortgage
                                    Association, 6.5%, 1/20/28                     24,556
  174,869                           Government National Mortgage
                                    Association, 7.5%, 9/15/27 to 8/15/29         179,411
   37,386                           Government National Mortgage
                                    Association, 8.0%, 12/15/29                    38,613
  339,220                           Government National Mortgage
                                    Association, 7.0%, 5/15/29 to 12/15/30        344,838
  175,000                           U.S. Treasury Notes, 5.625%, 5/15/08          182,614
   50,000                           U.S. Treasury Notes, 5.75%, 8/15/10            52,698
  555,000                           U.S. Treasury Notes, 7.875%, 2/15/21          703,114
                                                                               ----------
                                    Total U.S. Government and Agency
                                    Obligations
                                    (Cost $2,081,617)                          $2,174,110
                                                                               ----------
                                    FOREIGN GOVERNMENT BONDS - 11.4%
 EURO          85,000  NA/NA        Deutchsland Bundes, 5.25%, 7/4/10          $   77,791
 EURO       1,120,000  AAA/Aaa      Government of France, 3.0%, 7/25/09           975,054
 250,000               BB/Ba3       Republic of Argentina, 6.0%, 3/31/23          164,688
 307,852               B+/B2        Republic of Brazil - C Bonds, 8.0%,
                                    4/15/14+                                      236,469
 175,000               BBB-/Baa3    Republic of Trinidad & Tobago, 9.75%,
                                    7/1/20 (144A)                                 181,470
 250,000               B/B1         Republic of Turkey, 11.75%, 6/15/10           197,187
                                                                               ----------
                                    Total Foreign Government Bonds
                                    (Cost $1,780,299)                          $1,832,659
                                                                               ----------

14    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal
  Amount          S&P/Moody's
  USD ($)         Ratings                                                       Value
                               Supranational Bonds - 1.6%
  NZD 620,000     AAA/Aaa      International Finance Corp., 6.75%,
                               7/15/09                                    $   252,827
                               Total Supranational Bonds
                               (Cost $298,911)                            $   252,827
                                                                          -----------
                               Warrants - 0.0%
          225                  APP China Group, 3/15/05                   $        --
                                                                          -----------
                               Total Warrants
                               (Cost $0)                                  $        --
                                                                          -----------
                               TOTAL INVESTMENT IN SECURITIES - 100.0%
                               (Cost $16,102,507)                         $16,064,881
                                                                          -----------


   +  Coupon consists of 5% cash payment and 3% paid-in-kind securities.

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2001, the value of these securities amounted to $1,829,244 or 11.1% of total net assets.

 (a) At March 31, 2001, the net unrealized loss on investments, based on cost for federal income tax purposes of $16,109,517 was as follows:

      Aggregate gross unrealized gain for all investments in
       which there is an excess of value over tax cost          $598,228
      Aggregate gross unrealized loss for all investments in
       which there is an excess of tax cost over value          (642,864)
                                                                --------
      Net unrealized loss                                       $(44,636)
                                                                --------

 (b) At September 30, 2000, the Fund had a capital loss carryforward of $53,339 which will expire in 2007 and 2008 if not utilized.

Note: The Fund's investments in mortgage-backed securities of the Government
      National Mortgage Association (GNMA) are interests in separate pools of mortgages. All separate investments in this issuer which have the same coupon rate have been aggregated for the purpose of presentation in this schedule of investments.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended March 31, 2001 were as follows:

                               Purchases        Sales
                               ---------        -----
Long-term U.S. Government      $ 990,080      $ 867,197
Other Long-term Securities     3,633,341      3,839,492

Note: Principal amounts are denominated in US dollars unless otherwise denoted.
DKK   Danish kroner.
EURO  Euro dollar.
NZD   New Zealand dollar.


The accompanying notes are an integral part of these financial statements.   15

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
BALANCE SHEET 3/31/01 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $16,102,507)                   $16,064,881
  Foreign currencies, at value                                                160,530
  Receivables -
   Investment securities sold                                                 328,680
   Forward foreign currency settlement hedge contracts, open - net             25,410
   Fund shares sold                                                            73,330
   Interest                                                                   364,991
  Due from Pioneer Investment Management, Inc.                                 77,380
  Other                                                                         1,497
                                                                          -----------
    Total assets                                                          $17,096,699
                                                                          -----------
LIABILITIES:
  Due to Bank                                                             $    89,013
  Payables -
   Investment securities purchased                                            312,846
   Forward foriegn currency portfolio hedge contracts, open - net              10,034
   Fund shares repurchased                                                     68,841
   Dividends                                                                   34,914
  Due to affiliates                                                            14,343
  Accrued expenses                                                             91,085
                                                                          -----------
    Total liabilities                                                     $   621,076
                                                                          -----------
NET ASSETS:
  Paid-in capital                                                         $17,400,623
  Accumulated distributions in excess of net investment income               (197,002)
  Accumulated net realized loss on investments and foreign
    currency transactions                                                    (698,799)
  Net unrealized loss on investments                                          (37,626)
  Net unrealized gain on forward foreign currency contracts and other
    assets and liabilities denominated in foreign currencies                    8,427
                                                                          -----------
    Total net assets                                                      $16,475,623
                                                                          -----------
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $8,861,980/964,949 shares)                            $      9.18
                                                                          -----------
  Class B (based on $6,656,311/727,188 shares)                            $      9.15
                                                                          -----------
  Class C (based on $957,332/105,085 shares)                              $      9.11
                                                                          -----------
MAXIMUM OFFERING PRICE:
  Class A                                                                 $      9.61
                                                                          -----------


16    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------

For the Six Months Ended 3/31/01

INVESTMENT INCOME:
  Interest                                                                     $  732,245
                                                                               ----------
EXPENSES:
  Management fees                                              $   60,639
  Transfer agent fees
   Class A                                                          8,468
   Class B                                                          4,008
   Class C                                                            652
  Distribution fees
   Class A                                                         10,762
   Class B                                                         33,145
   Class C                                                          4,659
  Administrative fees                                              15,707
  Custodian fees                                                   11,811
  Registration fees                                                14,732
  Professional fees                                                12,534
  Printing                                                         27,308
  Fees and expenses of nonaffiliated trustees                       7,780
  Miscellaneous                                                     3,259
                                                               ----------
    Total expenses                                                             $  215,464
    Less management fees waived and expenses
      assumed by Pioneer Investment Management, Inc.                             (123,945)
    Less fees paid indirectly                                                      (4,705)
                                                                               ----------
    Net expenses                                                               $   86,814
                                                                               ----------
     Net investment income                                                     $  645,431
                                                                               ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
   Net realized loss from:
    Investments                                                $ (118,145)
    Forward foreign currency contracts and other assets
      and liabilities denominated in foreign currencies            (1,594)     $ (119,739)
                                                               ----------      ----------
   Change in net unrealized loss from:
    Investments                                                $  187,728
    Forward foreign currency contracts and other
      assets and liabilities denominated in foreign
      currencies                                                    5,943      $  193,671
                                                               ----------      ----------
    Net gain on investments and foreign currency
      transactions                                                             $   73,932
                                                                               ----------
    Net increase in net assets resulting from operations                       $  719,363
                                                                               ----------


The accompanying notes are an integral part of these financial statements.   17

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

For the Six Months Ended 3/31/01 and Year Ended 9/30/00

                                                                Six Months
                                                                  Ended
                                                                 3/31/01          Year Ended
                                                               (unaudited)          9/30/00
FROM OPERATIONS:
Net investment income                                        $   645,431       $ 1,278,485
Net realized loss on investments and foreign currency
  transactions                                                  (119,739)         (751,780)
Change in net unrealized loss on investments and foreign
  currency transactions                                          193,671            36,310
                                                             -----------       -----------
    Net increase in net assets resulting from operations     $   719,363       $   563,015
                                                             -----------       -----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
 Class A ($0.36 and $0.76 per share, respectively)           $  (344,655)      $  (667,767)
 Class B ($0.35 and $0.73 per share, respectively)              (256,804)         (562,142)
 Class C ($0.34 and $0.72 per share, respectively)               (35,001)          (90,300)
                                                             -----------       -----------
  Total distributions to shareowners                         $  (636,460)      $(1,320,209)
                                                             -----------       -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                             $ 2,783,772       $14,366,131
Reinvestment of distributions                                    437,342           923,903
Cost of shares repurchased                                    (3,453,244)      (10,631,454)
                                                             -----------       -----------
    Net increase (decrease) in net assets resulting from
      fund share transactions                                $  (232,132)      $ 4,658,580
                                                             -----------       -----------
    Net increase (decrease) in net assets                    $  (149,229)      $ 3,901,386
NET ASSETS:
Beginning of period                                           16,624,852        12,723,466
                                                             -----------       -----------
End of period (including accumulated distributions in
  excess of net investment income of $197,002 and
  $205,973, respectively)                                    $16,475,623       $16,624,852
                                                             -----------       -----------

                                  '01 Shares     '01 Amount
CLASS A                          (unaudited)    (unaudited)    '00 Shares     '00 Amount
Shares sold                         118,116   $1,083,794         848,020   $7,920,152
Reinvestment of distributions        29,969      274,109          59,266      548,066
Less shares repurchased            (170,271)  (1,547,538)       (600,797)  (5,591,345)
                                   --------   ----------        --------   ----------
   Net increase (decrease)          (22,186)  $ (189,635)        306,489   $2,876,873
                                   --------   ----------        --------   ----------
CLASS B
Shares sold                         146,693   $1,344,424         554,238   $5,186,651
Reinvestment of distributions        16,125      147,152          34,514      319,485
Less shares repurchased            (184,496)  (1,687,929)       (435,220)  (4,031,167)
                                   --------   ----------        --------   ----------
   Net increase (decrease)          (21,678)  $ (196,353)        153,532   $1,474,969
                                   --------   ----------        --------   ----------
CLASS C
Shares sold                          39,418   $  355,552         133,650   $1,259,328
Reinvestment of distributions         1,767       16,081           6,082       56,352
Less shares repurchased             (23,602)    (217,777)       (110,454)  (1,008,942)
                                   --------   ----------        --------   ----------
   Net increase                      17,583   $  153,856          29,278   $  306,738
                                   --------   ----------        --------   ----------


18    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 3/31/01
--------------------------------------------------------------------------------

                                                            Six Months
                                                              Ended       Year      4/15/99
                                                             3/31/01      Ended       to
                                                           (unaudited)   9/30/00    9/30/99
CLASS A
Net asset value, beginning of period                         $ 9.12      $ 9.52     $10.00
                                                             ------      ------     ------
Increase (decrease) from investment operations:
  Net investment income                                      $ 0.38      $ 0.75     $ 0.27
  Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                           0.04       (0.39)     (0.48)
                                                             ------      ------     ------
   Net increase (decrease) from investment operations        $ 0.42      $ 0.36     $(0.21)
Distributions to shareowners:
 Net investment income                                        (0.36)      (0.76)     (0.27)
                                                             ------      ------     ------
Net increase (decrease) in net asset value                   $ 0.06      $(0.40)    $(0.48)
                                                             ------      ------     ------
Net asset value, end of period                               $ 9.18      $ 9.12     $ 9.52
                                                             ------      ------     ------
Total return*                                                  4.75%       3.93%     (2.09)%
Ratio of net expenses to average net assets+                   0.82%**    0.80%       0.93%**
Ratio of net investment income to average net assets+          8.24%**    8.06%       7.99%**
Portfolio turnover rate                                          58%**      74%         61%**
Net assets, end of period (in thousands)                     $8,862      $9,007     $6,481
Ratios assuming no waiver of management fees and
  assumption of expenses by PIM and no reduction for
  fees paid indirectly:
  Net expenses                                                 2.35%**    2.23%       5.72%**
  Net investment income                                        6.71%**    6.63%       3.20%**
Ratios assuming waiver of management fees and
  assumption of expenses by PIM and reduction for fees
  paid indirectly:
  Net expenses                                                 0.75%**    0.75%       0.89%**
  Net investment income                                        8.31%**    8.11%       8.03%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized.

+   Ratios assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   19

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 3/31/01
--------------------------------------------------------------------------------

                                                          Six Months
                                                            Ended        Year      4/15/99
                                                           3/31/01       Ended       to
                                                         (unaudited)    9/30/00    9/30/99
CLASS B
Net asset value, beginning of period                        $ 9.11       $ 9.56     $10.00
                                                            ------       ------     ------
Increase (decrease) from investment operations:
  Net investment income                                     $ 0.35       $ 0.68     $ 0.23
  Net realized and unrealized gain (loss) on
   investments and foreign currency transactions              0.04        (0.40)     (0.44)
                                                            ------       ------     ------
   Net increase (decrease) from investment
     operations                                             $ 0.39       $ 0.28     $(0.21)
Distributions to shareowners:
 Net investment income                                       (0.35)       (0.73)     (0.23)
                                                            ------       ------     ------
Net increase (decrease) in net asset value                  $ 0.04       $(0.45)    $(0.44)
                                                            ------       ------     ------
Net asset value, end of period                              $ 9.15       $ 9.11     $ 9.56
                                                            ------       ------     ------
Total return*                                                 4.39%        3.05%     (2.10)%
Ratio of net expenses to average net assets+                  1.49%**      1.52%      1.74%**
Ratio of net investment income to average net assets+         7.57%**      7.31%      7.07%**
Portfolio turnover rate                                         58%**        74%        61%**
Net assets, end of period (in thousands)                    $6,656       $6,826     $5,689
Ratios assuming no waiver of management fees and
  assumption of expenses by PIM and no reduction for
  fees paid indirectly:
 Net expenses                                                 3.02%**      2.96%      6.21%**
 Net investment income                                        6.04%**      5.87%      2.60%**
Ratios assuming waiver of management fees and
  assumption of expenses by PIM and reduction for
  fees paid indirectly:
 Net expenses                                                 1.44%**      1.47%      1.70%**
 Net investment income                                        7.62%**      7.36%      7.11%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized.

+   Ratios assuming no reduction for fees paid indirectly.


20    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 3/31/01
--------------------------------------------------------------------------------

                                                       Six Months
                                                         Ended        Year       4/15/99
                                                        3/31/01       Ended        to
                                                      (unaudited)    9/30/00     9/30/99
CLASS C
Net asset value, beginning of period                      $9.06      $ 9.52      $10.00
                                                          -----      ------      ------
Increase (decrease) from investment operations:
 Net investment income                                    $0.35      $ 0.62      $ 0.27
  Net realized and unrealized gain (loss) on
   investments and foreign currency transactions           0.04       (0.36)      (0.47)
                                                          -----      ------      ------
  Net increase (decrease) from investment
    operations                                            $0.39      $ 0.26      $(0.20)
Distributions to shareowners:
 Net investment income                                    (0.34)      (0.72)      (0.28)
                                                          -----      ------      ------
Net increase (decrease) in net asset value                $0.05      $(0.46)     $(0.48)
                                                          -----      ------      ------
Net asset value, end of period                            $9.11      $ 9.06      $ 9.52
                                                          -----      ------      ------
Total return*                                              4.38%       2.82%      (2.04)%
Ratio of net expenses to average net assets+               1.51%**     1.80%       1.49%**
Ratio of net investment income to average net
  assets+                                                  7.54%**     6.97%       6.65%**
Portfolio turnover rate                                      58%**       74%         61%**
Net assets, end of period (in thousands)                  $ 957      $  793         554
Ratios assuming no waiver of management fees and
  assumption of expense by PIM and no reduction for
  fees paid indirectly:
 Net expenses                                              3.05%**     3.24%      12.65%**
 Net investment income (loss)                              6.00%**     5.53%      (4.51)**
Ratios assuming waiver of management fees and
  assumption of expense by PIM and reduction for
  fees paid indirectly:
 Net expenses                                              1.44%**     1.75%       1.45%**
 Net investment income                                     7.61%**     7.02%       6.69%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized.

+   Ratios assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   21

Pioneer Strategic Income Fund

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/01 (unaudited)
-------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Strategic Income Fund is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on January 5, 1999, and commenced operations on April 15, 1999. Prior to April 15, 1999, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). The investment objective of the Fund is to produce a high level of current income.

The Fund offers three classes of shares--Class A, Class B and Class C shares. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

  Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there is no other readily available valuation method are valued at their fair values as determined by, or under the direction of the Board of Trustees. Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premium and discount related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income is recorded on the accrual basis, including interest on income-bearing cash accounts

Pioneer Strategic Income Fund

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

  net of unrecoverable foreign taxes witheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

  As required, effective October 1, 2001, the Fund will adopt the provision of the AICPA Audit & Accounting Guide for Investment Companies and begin amortizing discount or premium for all debt securities. This change will have no impact on the Fund's total net assets and is expected to result in an immaterial reduction in the cost of securities and a corresponding increase in net unrealized appreciation (depreciation), based on the securities held by the Fund on October 1, 2001.

  Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Foreign Currency Translation

  The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

  Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Forward Foreign Currency Contracts

  The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).

Pioneer Strategic Income Fund

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/01 (unaudited)                    (cont'd)
-------------------------------------------------------------------------------

D. Federal Income Taxes

  It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

  The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

E. Fund Shares

  The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a majority owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano), earned $2,513 in underwriting commissions on the sale of fund shares during the six months ended March 31, 2001.

F. Class Allocations

  Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expense (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

  The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, and Class C shares can bear different transfer agent and distribution fees.

Pioneer Strategic Income Fund

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

G. Repurchase Agreements

  With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, the Fund's investment adviser, manages the Fund's portfolio and is a majority owned subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $100 million; 0.70% of the next $400 million; 0.65% of the next $500 million; and 0.60% on the assets over $1 billion.

PIM has agreed not to impose a portion of its management fee and, if necessary, to limit other operating expenses of the Fund to the extent required to reduce Class A expenses to 0.75% of the average daily net assets attributable to Class A shares; the portion of the Fund-wide expenses attributable to Class B and Class C shares will be reduced only to the extent that such expenses are reduced for Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund.

3. Transfer Agent

PIMSS, a majority owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $6,564 in transfer agent fees payable to PIMSS at March 31, 2001.

4. Distribution Plans

The Fund adopted a Plan of Distribution with respect to each class of shares (Class A Plan, Class B Plan, and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares.

Pioneer Strategic Income Fund

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/01 (unaudited)                    (cont'd)
-------------------------------------------------------------------------------

Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $7,779 in distribution fees payable to PFD at March 31, 2001.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended March 31, 2001, CDSCs in the amount of $13,718 were paid to PFD.

5. Expense Offsets

The Fund has entered into certain expense offset arrangements resulting in a reduction in the Fund's total expenses. For the six months ended March 31, 2001, the Fund's expenses were reduced by $4,705 under such arrangements.

6. Forward Foreign Currency Contracts

At March 31, 2001, the Fund had entered into various contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. Open portfolio hedge contracts as of March 31, 2001, were as follows:

------------------------------------------------------------------------------------------
              Contracts to     In Exchange     Settlement                   Net Unrealized
 Currency        Deliver           For            Date          Value        Gain (Loss)
------------------------------------------------------------------------------------------
     AUD        410,000       $ 210,084         6/12/01      $200,050         $ (10,034)
------------------------------------------------------------------------------------------

At March 31, 2001, the gross forward currency settlement contracts receivable and payable were $609,778 and $584,368, respectively, resulting in a net receivable of $25,410.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                              Officers

John F. Cogan, Jr., Chairman          John F. Cogan, Jr., President
Mary K. Bush                          David D. Tripple, Executive Vice President
Richard H. Egdahl, M.D.               Vincent Nave, Treasurer
Margaret B.W. Graham                  Joseph P. Barri, Secretary
Marguerite A. Piret
David D. Tripple
Stephen K. West
John Winthrop


Investment Adviser

Pioneer Investment Management, Inc.


Custodian

Brown Brothers Harriman & Co.


Principal Underwriter

Pioneer Funds Distributor, Inc.


Legal Counsel

Hale and Dorr LLP


Shareowner Services and Transfer Agent

Pioneer Investment Management

Shareholder Services, Inc.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-800-225-6292.

FactFone(SM)

Our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 13-digit account number and four-digit personal identification number at hand.

Six-Month Reinstatement Privilege (for Class A and Class B Shares)

Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within six months from your redemption. You have the choice of investing in any Pioneer fund provided the account has the exact same registration and meets the fund's investment minimum requirement. Reinstated accounts may only purchase Class A fund shares.

Investomatic Plan

An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment - without sacrificing your current standard of living.

Payroll Investment Program (PIP)

Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

Automatic Exchange Program

A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, and select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund and use the proceeds to buy shares of the other funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Directed Dividends

Lets you invest cash dividends from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)

Direct Deposit

Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)

Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month you want. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You also can authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)

HOW TO CONTACT PIONEER

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997

Write to us:

PIMSS
P.O. Box 9014
Boston, Massachusetts 02205-9014

Our toll-free fax                                               1-800-225-4240

Our Internet e-mail address                      ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                       www.pioneerfunds.com

This report must be preceded or accompanied by a current
Fund prospectus.

[PIONEER LOGO] PIONEER
               Investments[RegTM]

               Pioneer Investment Management, Inc.
               60 State Street                                                 1084-00-0507
               Boston, Massachusetts 02109              (C) Pioneer Funds Distributor, Inc.
               www.pioneerfunds.com                     Underwriter of Pioneer mutual funds
                                                   [RECYCLE LOGO] Printed on Recycled Paper